Long-Term Debt - Additional Information (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 04, 2017 USD ($)	Oct. 02, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 04, 2018 USD ($)	Jan. 17, 2018 USD ($)	Oct. 01, 2017 USD ($)
Debt Instrument [Line Items]
Long-term debt outstanding balance			$ 445,890	$ 475,750
Number of vessels			36
Repayment amount				13,016
Liability associated with vessel held for sale, part of the Tranche A				14,781
Interest expense			$ 25,429	$ 24,782	$ 22,674
Weighted average interest rate			5.35%	4.29%
Repayment of credit facility			$ 73,818	$ 129,262	$ 17,354
2011 Credit Facility - Prepaid in full
Debt Instrument [Line Items]
Long-term debt outstanding balance								$ 14,000
Repayment of credit facility		$ 14,000
Tranche A | Amendment of 2017 Credit Facility repayment schedule
Debt Instrument [Line Items]
Repayment amount			4,554
Balloon payment, payable together with the final quarterly instalment			134,758
Tranche B | Amendment of 2017 Credit Facility repayment schedule
Debt Instrument [Line Items]
Repayment amount			8,079
2017 Credit Facility
Debt Instrument [Line Items]
Repayment amount			52,275
2015 Credit Facility
Debt Instrument [Line Items]
Repayment amount			328
Aristaios Credit Facility
Debt Instrument [Line Items]
Long-term debt outstanding balance			27,417
Repayment amount			$ 916
Credit facility margin			2.85%
New senior secured term loan facility
Debt Instrument [Line Items]
Senior secured term loan facility, arrangement date				Sep. 06, 2017
Line of credit facility, maximum borrowing capacity				$ 460,000
Number of Tranches				2
Latest date the outstanding repayments will be repaid				Oct. 04, 2023
Debt variable rate basis				LIBOR
Credit facility margin				3.25%
New senior secured term loan facility | Tranche A
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 259,000
Number of vessels				11
Repayment installments				24
Frequency of Payments				quarterly
Repayment amount				$ 4,833
Balloon payment, payable together with the final quarterly instalment				$ 143,008
Starting period of payment installments				Jan. 04, 2018
New senior secured term loan facility | Tranche B
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 201,000
Number of vessels				24
Repayment installments				24
Frequency of Payments				quarterly
Repayment amount				$ 8,375
Starting period of payment installments				Jan. 04, 2018
New senior secured term loan facility | Refinances 2007 credit facility, 2008 credit facility and 2013 credit facility
Debt Instrument [Line Items]
Refinancing of debt, amount	$ 460,000
Repayment of credit facility	$ 102,246
In connection with the sale of M/T Aristotelis | 2017 Credit Facility
Debt Instrument [Line Items]
Repayment of credit facility			$ 14,383
M/T Anikitos | ING Bank N.V.
Debt Instrument [Line Items]
Long-term debt outstanding balance						$ 15,625
Line of credit facility, arrangement date			Nov. 19, 2015
Repayment installments			13
Frequency of Payments			quarterly
Repayment amount			$ 355
Balloon payment, payable together with the final quarterly instalment			$ 11,010
Starting period of payment installments			May 31, 2020
Debt variable rate basis			LIBOR
Credit facility margin			2.50%
Maturity date			Jun. 30, 2023
M/T Aristaios | Credit Agricole Corporate & Investment Bank and ING Bank NV
Debt Instrument [Line Items]
Long-term debt outstanding balance							$ 28,333
Line of credit facility, arrangement date			Jan. 02, 2017
Repayment installments			12
Frequency of Payments			semi-annual
Repayment amount			$ 916
Balloon payment, payable together with the final quarterly instalment			$ 17,333
Starting period of payment installments			Jul. 31, 2018
Debt variable rate basis			LIBOR
Credit facility margin			2.85%
Maturity date			Jan. 31, 2024
In connection with the sale of M/T Amore Mio II | 2017 Credit Facility
Debt Instrument [Line Items]
Repayment of credit facility			$ 5,916